Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Raw materials	149,574	126,526	88,134
Work in progress	321,695	280,216	225,475
Finished goods	151,410	57,474	73,717
	622,679	464,216	387,326